UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices)(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Legg Mason Western Asset New York Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes* as is consistent with prudent investing.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners New York Municipals Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

Legg Mason Western Asset New York Municipals Fund	I

Letter from the chairman continued

One area that remained weak — and could hamper the pace of economic recovery — was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)v continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

The municipal bond market outperformed its taxable bond counterpart over the six months ended September 30, 2009. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 9.38% and 5.59%, respectively. Municipal securities outperformed the taxable market during five of the six months of the reporting period, as demand for tax-free bonds remained robust and new issuance was muted.

II	Legg Mason Western Asset New York Municipals Fund

Performance review

For the six months ended September 30, 2009, Class A shares of Legg Mason Western Asset New York Municipals Fund, excluding sales charges, returned 9.03%. The Fund’s unmanaged benchmark, the Barclays Capital New York Municipal Bond Indexix, returned 9.04% for the same period. The Lipper New York Municipal Debt Funds Category Average1 returned 13.38% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of September 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
New York Municipals Fund — Class A Shares	9.03%
Barclays Capital New York Municipal Bond Index	9.04%
Lipper New York Municipal Debt Funds Category Average[1]	13.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned 8.73%, Class C shares returned 8.73% and Class I shares returned 9.12% over the six months ended September 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
The 30-Day SEC Yields for the period ended September 30, 2009 for Class A, B, C and I shares were 3.68%, 3.29%, 3.30% and 4.01%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated July 29, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.69%, 1.24%, 1.26% and 0.53%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 95 funds in the Fund’s Lipper category, excluding sales charges.

Legg Mason Western Asset New York Municipals Fund	III

Letter from the chairman continued

2009 Lipper Fund Award Recipient

In the category of New York Municipal Debt Funds, Legg Mason Western Asset New York Municipals Fund (Class I) was named Best Individual Fund among ninety-three New York Municipal Debt Funds for risk-adjusted performance for the three-year period ended December 31, 2008 at the 2009 Lipper Fund Awards.*

The annual Lipper Fund Awards recognize funds that have been leaders in delivering consistently strong risk-adjusted performance, relative to their peers, for the three-, five- or ten-year time periods. All of us at Legg Mason are very proud of this award and the Western Asset Management Company portfolio management team that received this honor, particularly at a time of tremendous market challenges.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

*	The 2009 Lipper Fund Awards winners are selected using the Lipper Leader rating for consistent returns for funds with at least thirty-six months of performance history as of the end of the evaluation year. Awards are presented for the highest Lipper Leader for Consistent Return within each eligible classification over three, five or ten years. Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of December 31, 2008. The ratings are subject to change every month, and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five- and ten-year periods (if applicable). The 2009 awards incorporate risk-adjusted performance data as of December 31, 2008. A high Lipper rating does not necessarily imply that a fund had the best total performance or that the fund achieved positive results for that period. Class A was rated second in this category. Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Past performance is no guarantee of future results.

IV	Legg Mason Western Asset New York Municipals Fund

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 30, 2009

Legg Mason Western Asset New York Municipals Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Lower-rated, high-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Barclays Capital New York Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Legg Mason Western Asset New York Municipals Fund

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	9.03%	$1,000.00	$1,090.30	0.71%	$3.72
Class B	8.73	1,000.00	1,087.30	1.26	6.59
Class C	8.73	1,000.00	1,087.30	1.26	6.59
Class I	9.12	1,000.00	1,091.20	0.55	2.88

[1]	For the six months ended September 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.51	0.71%	$3.60
Class B	5.00	1,000.00	1,018.75	1.26	6.38
Class C	5.00	1,000.00	1,018.75	1.26	6.38
Class I	5.00	1,000.00	1,022.31	0.55	2.79

[1]	For the six months ended September 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2009

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 94.9%
	Education — 14.4%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, AMBAC:
$1,000,000	5.125% due 8/1/20	$1,045,900
3,615,000	5.250% due 8/1/31	3,710,291
	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College:
1,000,000	5.000% due 8/1/19	982,430
2,500,000	5.000% due 8/1/46	2,133,625
2,250,000	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, 5.000% due 7/1/23	2,371,230
	New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art:
3,100,000	5.000% due 4/1/23	3,232,463
9,000,000	5.125% due 7/1/31	9,287,910
	New York State Dormitory Authority Revenue:
291,000	7.500% due 5/15/11	317,903
1,000,000	4201 School Program, 5.000% due 7/1/18	1,012,970
3,000,000	City University of New York, Consolidated Second General Resolution, AMBAC-TCRS, 5.750% due 7/1/18	3,458,790
	City University Systems:
5,825,000	FGIC-TCRS, 5.625% due 7/1/16	6,605,259
5,950,000	FSA, 6.000% due 7/1/14	6,552,140
2,000,000	Department of Education, 5.000% due 7/1/24	2,072,320
5,000,000	New School University, NATL, 5.000% due 7/1/29	5,064,450
	New York University:
10,000,000	5.000% due 7/1/38	10,534,600
8,000,000	AMBAC, 5.000% due 7/1/32	8,429,440
	NATL:
1,000,000	5.750% due 7/1/15	1,179,740
6,300,000	5.750% due 7/1/27	7,701,750
1,750,000	Non-State Supported Debt, Brooklyn Law School, 5.750% due 7/1/33	1,861,177
	Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA:
2,400,000	5.100% due 2/15/26	2,554,920
4,525,000	5.200% due 2/15/41	4,689,846
5,000,000	Non-State Supported Debt, University of New York, AMBAC, 5.000% due 7/1/37	5,241,450
1,070,000	State University, Adult Facilities, FSA, 5.750% due 5/15/17	1,235,786
3,000,000	Teachers College, NATL, 5.000% due 7/1/22	3,124,380

See Notes to Financial Statements.

4	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Education — 14.4% continued
	New York State Dormitory Authority, State Personal Income Tax Revenue:
$10,000,000	5.000% due 3/15/31	$10,707,300
12,435,000	5.000% due 12/15/35	13,181,100
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, 5.250% due 12/1/21	1,785,680
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,820,000	5.125% due 8/1/27	5,895,893
5,430,000	5.125% due 8/1/29	5,494,997
1,725,000	Schenectady, NY, Industrial Development Agency, Civic Facilities Revenue, Union College Project, AMBAC, 5.000% due 7/1/22	1,810,577
	Total Education	133,276,317
	Health Care — 13.5%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	1,677,834
10,000,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	8,636,400
	New York City Health & Hospital Corp. Revenue, Health System:
3,000,000	AMBAC, 5.000% due 2/15/20	3,021,330
	FSA:
1,110,000	5.000% due 2/15/22	1,141,024
3,750,000	5.125% due 2/15/23	3,863,587
	New York State Dormitory Authority Revenue:
1,500,000	Bonds, FHA, Menorah Campus Nursing Home, 6.100% due 2/1/37	1,506,375
4,725,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	4,898,644
	Municipal Health Facilities:
7,000,000	5.000% due 1/15/28	7,342,790
25,000,000	5.000% due 1/15/32	25,871,750
17,500,000	New York and Presbyterian Hospital, FSA, FHA, 5.000% due 8/15/36	17,739,925
10,000,000	New York University Hospitals Center, 5.000% due 7/1/26	9,712,200
	Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA:
2,500,000	5.000% due 8/1/22	2,601,675
2,000,000	5.000% due 8/1/24	2,067,240
	Non-State Supported Debt, North Shore Long Island Jewish Medical Center:
8,750,000	5.250% due 5/1/30	8,927,800
3,000,000	5.500% due 5/1/33	3,110,580

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Health Care — 13.5% continued
$13,000,000	5.500% due 5/1/37	$13,439,140
2,500,000	North Shore University Hospital, NATL, 5.500% due 11/1/14	2,626,025
	Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20	1,039,080
1,470,000	6.500% due 8/1/25	1,522,685
70,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30	70,920
1,500,000	United Cerebral Palsy, AMBAC, 5.125% due 7/1/21	1,557,120
805,000	New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA, 7.000% due 8/15/32	805,121
1,250,000	Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA, 7.000% due 8/1/25	1,250,625
	Total Health Care	124,429,870
	Housing — 7.1%
	New York City, NY, HDC:
974,608	Cadman Project, FHA, 6.500% due 11/15/18	1,042,928
776,668	Kelly Project, 6.500% due 2/15/18	827,563
8,275,000	MFH Rental Revenue, Seaview Towers, 4.600% due 7/15/26(a)	8,048,017
	MFH Revenue:
6,250,000	4.600% due 11/1/26(a)	6,076,875
5,000,000	4.700% due 11/1/40(a)	4,547,650
1,645,000	SONYMA, 6.100% due 11/1/19	1,663,029
	New York State Housing Finance Agency Revenue:
2,000,000	5.250% due 11/1/41	2,059,060
	Affordable Housing:
4,450,000	4.800% due 11/1/34	4,487,246
8,500,000	4.850% due 11/1/41	8,570,975
	New York State Mortgage Agency, Revenue, Homeowner Mortgage:
9,200,000	5.350% due 10/1/18(a)	9,252,164
2,145,000	4.750% due 10/1/22(a)	2,191,075
230,000	5.800% due 10/1/28(a)	233,517
4,000,000	5.200% due 10/1/32(a)	3,931,520
8,250,000	5.350% due 10/1/33	8,571,997
3,700,000	6.600% due 10/1/38	4,090,572
265,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	265,292
	Total Housing	65,859,480

See Notes to Financial Statements.

6	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Revenue — 5.8%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
$7,150,000	5.250% due 10/1/35	$7,334,684
30,000,000	5.500% due 10/1/37	31,964,400
230,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, 7.000% due 6/15/13	230,644
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
965,000	5.250% due 4/15/17	966,612
2,490,000	5.250% due 10/15/17	2,494,158
1,340,000	5.250% due 4/15/18	1,342,090
1,880,000	5.250% due 10/15/18	1,882,933
150,000	State Water Revolving Fund, GIC-Societe Generale, 7.250% due 6/15/10	150,671
1,710,000	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc., 6.450% due 12/1/25	1,348,181
5,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.750% due 10/1/37	5,290,200
	Total Industrial Revenue	53,004,573
	Leasing — 4.8%
	New York State Dormitory Authority Revenue:
	City University Systems:
495,000	7.500% due 7/1/10	518,805
16,925,000	Third Generation, FGIC, 5.250% due 7/1/25	16,932,108
1,500,000	School District Financing Program, NATL, 5.750% due 10/1/17	1,612,185
	State University Educational:
2,030,000	Facilities, 5.250% due 5/15/13	2,216,070
	Facility:
5,000,000	FGIC, 5.250% due 5/15/19	5,460,100
12,110,000	FSA, 5.875% due 5/15/17	13,974,698
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,443,040
	Total Leasing	44,157,006
	Local General Obligation — 2.0%
	New York City, NY, GO:
15,000,000	5.000% due 8/1/26	16,090,650
380,000	Unrefunded Balance, 5.750% due 8/1/14	396,667
	Taconic Hills, NY, School District at Craryville, FGIC, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,461,705

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Local General Obligation — 2.0% continued
$700,000	5.000% due 6/15/26	$720,923
	Total Local General Obligation	18,669,945
	Other — 6.1%
25,000,000	New York City, NY, TFA Revenue, Future Tax Secured, 5.000% due 5/1/38	26,745,500
27,000,000	New York City, NY, TFA, Building Aid Revenue, 5.250% due 1/15/39	29,222,640
260,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	264,277
	Total Other	56,232,417
	Power — 2.7%
10,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	11,577,300
3,000,000	New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project RIBS, 11.579% due 10/7/09(a)(b)	2,998,800
12,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19(a)	10,147,680
	Total Power	24,723,780
	Pre-Refunded/Escrowed to Maturity — 15.0%
	Albany, NY:
2,755,000	Industrial Development Agency, Civic Facility Revenue, St. Rose Project, AMBAC, 5.375% due 7/1/31(c)	3,009,975
415,000	Parking Authority Revenue, 5.625% due 7/15/25(c)	452,495
	MTA:
	Dedicated Tax Fund, FSA:
2,290,000	5.125% due 4/1/19(c)	2,686,376
4,500,000	5.250% due 4/1/23(c)	5,305,860
	New York Services Contract, Transportation Facilities:
2,355,000	5.750% due 7/1/13(d)	2,490,719
1,000,000	NATL/IBC, 5.500% due 7/1/17(d)	1,195,200
11,000,000	MTA of New York, Dedicated Tax Fund, FGIC, 5.250% due 11/15/23(c)	12,061,610
	New York City, NY:
2,595,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30(c)	2,655,126
2,070,000	GO, 5.750% due 8/1/14(c)	2,183,208
1,565,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 6.000% due 6/15/33(c)	1,642,452
10,000,000	TFA Revenue, 5.500% due 11/1/29(c)	10,390,900
	New York State Dormitory Authority Revenue:
179,000	7.500% due 5/15/11(c)	180,668

See Notes to Financial Statements.

8	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pre-Refunded/Escrowed to Maturity — 15.0% continued
$6,000,000	City University Systems, 4th Generation, 5.250% due 7/1/31(c)	$6,482,940
	Court Facilities, City of New York Issue:
5,000,000	6.000% due 5/15/39(c)	5,223,750
3,000,000	AMBAC, 5.750% due 5/15/30(c)	3,129,690
2,320,000	Mental Health Services Facilities, FSA, 5.250% due 8/15/30(c)	2,418,670
30,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30(c)	31,276
	State University Dormitory Facility, FGIC:
1,000,000	5.500% due 7/1/26(c)	1,084,810
1,000,000	5.500% due 7/1/27(c)	1,084,810
12,000,000	5.100% due 7/1/31(c)	12,934,800
	State University Educational Facility:
12,750,000	FGIC, 5.000% due 5/15/27(c)	14,209,875
5,000,000	FSA, 5.500% due 5/15/30(c)	5,208,500
7,030,000	NATL, 5.000% due 5/15/16	7,231,550
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
4,980,000	5.000% due 6/15/16(d)	4,986,424
295,000	5.250% due 4/15/17(c)	295,410
400,000	5.250% due 4/15/18(c)	400,556
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
4,000,000	5.500% due 4/1/18(c)	4,141,480
	FGIC:
3,410,000	5.000% due 4/1/19(c)	3,666,398
2,000,000	5.000% due 4/1/20(c)	2,150,380
2,500,000	5.000% due 4/1/21(c)	2,687,975
3,740,000	Puerto Rico Public Financial Corp., 5.500% due 8/1/29(c)	4,113,514
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC:
2,000,000	5.375% due 12/1/19(c)	2,055,740
3,000,000	5.450% due 12/1/29(c)	3,083,970
2,390,000	5.625% due 7/1/31(c)	2,645,157
4,200,000	Triborough Bridge & Tunnel Authority, 5.375% due 1/1/19(c)	5,032,860
	Total Pre-Refunded/Escrowed to Maturity	138,555,124
	Solid Waste/Resource Recovery — 0.2%
1,065,000	Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project, 6.150% due 4/1/21(a)	1,066,960
880,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA, 6.000% due 5/15/15	982,335
	Total Solid Waste/Resource Recovery	2,049,295

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Special Tax Obligation — 7.2%
	New York State Dormitory Authority:
$4,000,000	Personal Income Tax Revenue, 5.000% due 3/15/37	$4,269,400
	State Personal Income Tax Revenue:
2,630,000	5.000% due 3/15/23	2,981,999
15,875,000	5.000% due 2/15/39	17,014,031
	New York State Local Assistance Corp., Refunded:
2,255,000	6.000% due 4/1/14	2,544,001
3,000,000	5.500% due 4/1/17	3,546,120
2,500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, 5.000% due 4/1/18	2,861,975
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
10,000,000	5.750% due 8/1/37	10,801,400
20,000,000	6.000% due 8/1/42	21,992,200
	Total Special Tax Obligation	66,011,126
	State General Obligation — 0.2%
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL, 5.500% due 7/1/16	1,364,350
	Transportation — 7.4%
335,000	Albany, NY, Parking Authority Revenue, 5.625% due 7/15/25	365,435
	MTA, New York Revenue:
22,590,000	FSA, 5.000% due 11/15/30	23,317,172
10,000,000	NATL, 5.000% due 11/15/35	10,301,800
7,150,000	MTA, New York Service Contract, Refunding, AMBAC, 5.000% due 7/1/30	7,351,987
	Port Authority of New York & New Jersey:
10,000,000	Construction 149th, AMBAC, 5.000% due 11/15/27	11,013,800
10,000,000	Construction 153rd, 5.000% due 7/15/35	10,741,200
5,200,000	Triborough Bridge & Tunnel Authority, NATL/IBC, 5.250% due 11/15/30	5,496,452
	Total Transportation	68,587,846
	Water & Sewer — 8.5%
14,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	14,290,500
	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	5.250% due 6/15/25	5,227,600
10,000,000	5.000% due 6/15/38	10,615,300
7,000,000	5.000% due 6/15/39	7,545,860
15,000,000	5.750% due 6/15/40	17,064,300
2,750,000	FSA, 5.000% due 6/15/29	2,775,657

See Notes to Financial Statements.

10	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Water & Sewer — 8.5% continued
$2,375,000	NATL, 5.000% due 6/15/15	$2,377,993
990,000	Unrefunded Balance, 6.000% due 6/15/33	1,032,986
	New York State Environmental Facilities Corp.:
8,500,000	Clean Water & Drinking Revolving Funds, 5.000% due 6/15/32	8,901,795
40,000	State Water Revolving Fund, 7.500% due 6/15/12	40,029
8,000,000	Onondaga County, NY, Industrial Development Agency, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24(a)	8,951,920
	Total Water & Sewer	78,823,940
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $811,057,555)	875,745,069
SHORT-TERM INVESTMENTS — 3.2%
	Education — 0.9%
1,000,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local, 0.280%, 10/1/09(e)	1,000,000
5,400,000	New York State Dormitory Authority Revenue, State Supported Debt, University of Rochester, LOC-JPMorgan Chase, 0.280%, 10/1/09(e)	5,400,000
1,700,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase, 0.300%, 10/1/09(e)	1,700,000
	Total Education	8,100,000
	General Obligation — 1.7%
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, FSA:
250,000	SPA-JPMorgan Chase, 0.500%, 10/1/09(e)	250,000
4,800,000	SPA-Dexia Credit Local, 0.260%, 10/1/09(e)	4,800,000
	New York City, NY, GO:
1,600,000	SPA-Bank of America N.A., 0.280%, 10/1/09(e)	1,600,000
1,500,000	SPA-Wachovia Bank N.A., 0.270%, 10/1/09(e)	1,500,000
	Subordinated:
2,300,000	LOC-Bank of New York, 0.250%, 10/1/09(e)	2,300,000
900,000	LOC-JPMorgan Chase, 0.280%, 10/1/09(e)	900,000
	New York, NY, GO:
1,000,000	FSA, SPA-State Street Bank and Trust Co., 0.350%, 10/1/09(e)	1,000,000
1,000,000	LOC-JPMorgan Chase, 0.280%, 10/1/09(e)	1,000,000
1,900,000	Subordinated, LOC-JPMorgan Chase Bank, 0.280%, 10/1/09(e)	1,900,000
	Total General Obligation	15,250,000

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Public Facilities — 0.1%
$600,000	New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A., 0.270%, 10/1/09(e)	$600,000
	Transportation — 0.1%
	MTA, NY, Revenue:
300,000	LOC-BNP Paribas, 0.330%, 10/1/09(e)	300,000
1,100,000	Transportation, LOC-Landesbank Hessen-Thuringen, 0.330%, 10/1/09(e)	1,100,000
	Total Transportation	1,400,000
	Water & Sewer — 0.4%
	New York City, NY:
2,800,000	MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A., 0.260%, 10/1/09(e)	2,800,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
800,000	SPA-Bank of America N.A., 0.270%, 10/1/09(e)	800,000
500,000	SPA-Landesbank Hessen-Thuringen, 0.290%, 10/1/09(e)	500,000
	Total Water & Sewer	4,100,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $29,450,000)	29,450,000
	TOTAL INVESTMENTS — 98.1% (Cost — $840,507,555#)	905,195,069
	Other Assets in Excess of Liabilities — 1.9%	17,738,456
	TOTAL NET ASSETS — 100.0%	$922,933,525

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Abbreviations used in this schedule:
AMBAC	—American Municipal Bond Assurance Corporation — Insured Bonds
COP	—Certificate of Participation
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance — Insured Bonds
GIC	—Guaranteed Investment Contract
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDC	—Housing Development Corporation
IBC	—Insured Bond Certificates
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MFA	—Municipal Finance Authority
MFH	—Multi-Family Housing
MTA	—Metropolitan Transportation Authority
NATL	—National Public Finance Guarantee Corporation — Insured Bonds
RIBS	—Residual Interest Bonds
SONYMA	—State of New York Mortgage Association
SPA	—Standby Bond Purchase Agreement — Insured Bonds
TCRS	—Transferable Custodial Receipts
TFA	—Transitional Finance Authority

RATINGS TABLE*
S&P/Moody’s/Fitch**
AAA/Aaa	30.2%
AA/Aa	41.0
A	16.2
BBB/Baa	3.0
CCC/Caa	0.1
A-1/VMIG1	3.3
NR	6.2
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 14 and 15 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	13

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

14	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

September 30, 2009

ASSETS:
Investments, at value (Cost — $840,507,555)	$905,195,069
Cash	28,549
Interest receivable	12,678,096
Receivable for Fund shares sold	6,912,327
Receivable for securities sold	1,790,000
Prepaid expenses	1,818
Total Assets	926,605,859
LIABILITIES:
Payable for Fund shares repurchased	2,591,018
Distributions payable	387,124
Investment management fee payable	367,793
Distribution fees payable	166,313
Trustees’ fees payable	26,223
Accrued expenses	133,863
Total Liabilities	3,672,334
TOTAL NET ASSETS	$922,933,525
NET ASSETS:
Par value (Note 7)	$670
Paid-in capital in excess of par value	869,343,687
Undistributed net investment income	623,453
Accumulated net realized loss on investments and futures contracts	(11,721,799)
Net unrealized appreciation on investments	64,687,514
TOTAL NET ASSETS	$922,933,525
Shares Outstanding:
Class A	55,471,746
Class B	1,918,828
Class C	8,009,732
Class I	1,642,957
Net Asset Value:
Class A (and redemption price)	$13.77
Class B1	$13.77
Class C1	$13.76
Class I (and redemption price)	$13.76
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$14.38

[1]	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$20,655,724
EXPENSES:
Investment management fee (Note 2)	2,064,773
Distribution fees (Notes 2 and 5)	926,897
Transfer agent fees (Note 5)	68,362
Registration fees	68,022
Legal fees	52,975
Shareholder reports (Note 5)	31,924
Audit and tax	17,409
Insurance	9,305
Custody fees	2,438
Trustees’ fees	670
Miscellaneous expenses	1,399
Total Expenses	3,244,174
NET INVESTMENT INCOME	17,411,550
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain From:
Investment transactions	1,420,667
Futures contracts	1,252,525
Net Realized Gain	2,673,192
Change in Net Unrealized Appreciation/Depreciation From:
Investments	51,410,039
Futures contracts	654,865
Change in Net Unrealized Appreciation/Depreciation	52,064,904
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	54,738,096
INCREASE IN NET ASSETS FROM OPERATIONS	$72,149,646

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	17

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MARCH 31, 2009	September 30	March 31
OPERATIONS:
Net investment income	$17,411,550	$32,632,355
Net realized gain	2,673,192	3,743,102
Change in net unrealized appreciation/depreciation	52,064,904	(18,403,329)
Increase in Net Assets From Operations	72,149,646	17,972,128
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(17,220,201)	(32,299,919)
Decrease in Net Assets From Distributions to Shareholders	(17,220,201)	(32,299,919)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	172,847,169	210,834,334
Reinvestment of distributions	15,042,849	25,612,154
Cost of shares repurchased	(74,717,471)	(193,403,395)
Increase in Net Assets From Fund Share Transactions	113,172,547	43,043,093
INCREASE IN NET ASSETS	168,101,992	28,715,302
NET ASSETS:
Beginning of period	754,831,533	726,116,231
End of period*	$922,933,525	$754,831,533
* Includes undistributed net investment income of:	$623,453	$432,104

See Notes to Financial Statements.

18	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.90	$13.11	$13.19	$13.14	$13.28	$13.57
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.28	0.58	0.57	0.58	0.57	0.60
Net realized and unrealized gain (loss)	0.87	(0.22)	(0.08)	0.05	(0.14)	(0.30)
Total income from operations	1.15	0.36	0.49	0.63	0.43	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.57)	(0.57)	(0.58)	(0.57)	(0.59)
Total distributions	(0.28)	(0.57)	(0.57)	(0.58)	(0.57)	(0.59)
NET ASSET VALUE, END OF PERIOD	$13.77	$12.90	$13.11	$13.19	$13.14	$13.28
Total return[3]	9.03%	2.89%	3.79%	4.86%	3.29%	2.28%
NET ASSETS, END OF PERIOD (MILLIONS)	$764	$640	$631	$663	$527	$578
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.71%[4]	0.68%	0.72%	0.69%[5]	0.70%	0.70%
Net expenses	0.71 [4]	0.68 [6,7]	0.67 [6,7,8]	0.67 [5,6,7,9]	0.67 [6,9]	0.69 [6,9]
Net investment income	4.29 [4]	4.50	4.36	4.40	4.36	4.43
PORTFOLIO TURNOVER RATE	9%	31%	21%	7%	0%[10]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.66%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Effective March 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit annual operating expenses to 0.68% for Class A shares until August 1, 2008.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.85%.

[10]	Amount represents less than 0.50%.

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.90	$13.11	$13.19	$13.14	$13.28	$13.57
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.25	0.51	0.50	0.51	0.50	0.52
Net realized and unrealized gain (loss)	0.86	(0.22)	(0.09)	0.05	(0.15)	(0.29)
Total income from operations	1.11	0.29	0.41	0.56	0.35	0.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.50)	(0.49)	(0.51)	(0.49)	(0.52)
Total distributions	(0.24)	(0.50)	(0.49)	(0.51)	(0.49)	(0.52)
NET ASSET VALUE, END OF PERIOD	$13.77	$12.90	$13.11	$13.19	$13.14	$13.28
Total return[3]	8.73%	2.35%	3.18%	4.32%	2.71%	1.72%
NET ASSETS, END OF PERIOD (MILLIONS)	$26	$30	$42	$56	$71	$94
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.26%[4]	1.22%	1.26%	1.21%[5]	1.23%	1.23%
Net expenses	1.26 [4]	1.22	1.26 [6]	1.20 [5,7,8]	1.23 [7,8]	1.22 [7,8]
Net investment income	3.74 [4]	3.96	3.77	3.89	3.80	3.89
PORTFOLIO TURNOVER RATE	9%	31%	21%	7%	0%[9]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.20% and 1.19%, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares did not exceed 1.35%.

[9]	Amount represents less than 0.50%.

See Notes to Financial Statements.

20	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.89	$13.10	$13.18	$13.13	$13.27	$13.56
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.25	0.50	0.49	0.50	0.50	0.52
Net realized and unrealized gain (loss)	0.86	(0.21)	(0.08)	0.05	(0.15)	(0.29)
Total income from operations	1.11	0.29	0.41	0.55	0.35	0.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.50)	(0.49)	(0.50)	(0.49)	(0.52)
Total distributions	(0.24)	(0.50)	(0.49)	(0.50)	(0.49)	(0.52)
NET ASSET VALUE, END OF PERIOD	$13.76	$12.89	$13.10	$13.18	$13.13	$13.27
Total return[3]	8.73%	2.31%	3.16%	4.27%	2.69%	1.69%
NET ASSETS, END OF PERIOD (MILLIONS)	$110	$75	$48	$39	$37	$42
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.26%[4]	1.24%	1.28%	1.25%[5]	1.26%	1.26%
Net expenses	1.26 [4]	1.24	1.28 [6]	1.24 [5,7,8]	1.26 [7,8]	1.25 [7,8]
Net investment income	3.73 [4]	3.95	3.74	3.84	3.77	3.86
PORTFOLIO TURNOVER RATE	9%	31%	21%	7%	0%[9]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.24% and 1.23%, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.40%.

[9]	Amount represents less than 0.50%.

See Notes to Financial Statements.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	21

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]		2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.89		$13.10	$13.18	$13.14	$13.27	$13.57
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.29		0.60	0.59	0.60	0.59	0.62
Net realized and unrealized gain (loss)	0.87		(0.22)	(0.08)	0.04	(0.14)	(0.30)
Total income from operations	1.16		0.38	0.51	0.64	0.45	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.59)	(0.59)	(0.60)	(0.58)	(0.62)
Total distributions	(0.29)		(0.59)	(0.59)	(0.60)	(0.58)	(0.62)
NET ASSET VALUE, END OF PERIOD	$13.76		$12.89	$13.10	$13.18	$13.14	$13.27
Total return[3]	9.12%		3.05%	3.94%	4.93%	3.52%	2.38%
NET ASSETS, END OF PERIOD (MILLIONS)	$23		$10	$5	$4	$4	$4
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.55%[4]		0.53%	0.56%	0.53%[5]	0.53%	0.54%
Net expenses	0.55	[4]†	0.52 [6,7]	0.52 [6,7,8]	0.53 [5,6,7,9]	0.53 [6,9]	0.53 [6,9]
Net investment income	4.45	[4]	4.66	4.49	4.55	4.51	4.59
PORTFOLIO TURNOVER RATE	9%		31%	21%	7%	0%[10]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.52%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Effective March 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit annual operating expenses to 0.52% for Class I shares until August 1, 2008.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.70%.

[10]	Amount represents less than 0.50%.

†	As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

See Notes to Financial Statements.

22	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset New York Municipals Fund (formerly known as Legg Mason Partners New York Municipals Fund) (the "Fund") is a separate non-diversified investment series of Legg Mason Partners Income Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$875,745,069	—	$875,745,069
Short-term investments†	—	29,450,000	—	29,450,000
Total	—	$905,195,069	—	$905,195,069

† See	Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to or hedge against changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds' policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will

24	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class

(g) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. ("Legg Mason").

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year from purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2009, LMIS and its affiliates received sales charges of approximately $118,000 on sales of the Fund’s Class A shares. In addition, for the year ended September 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$5,000	$5,000	$16,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was

26	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $15,238 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$192,002,946
Sales	73,167,468

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$71,019,082
Gross unrealized depreciation	(6,331,568)
Net unrealized appreciation	$64,687,514

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of Operations for the six months ended September 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund's derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$1,252,525	—	$1,252,525

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$654,865	—	$654,865

As of September 30, 2009, the Fund did not have any derivative instruments but had an average market value of $8,793,259 on futures contracts (to sell) during the six months ended September 30, 2009.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*
Class A	$518,901	$52,854	$21,590
Class B	91,730	7,243	3,297
Class C	316,266	7,801	2,444
Class I	—	464	77
Total	$926,897	$68,362	$27,408

*	For the period April 1, 2009 through September 9, 2009. Subsequent to September 9, 2009, these expenses were accrued as common fund expenses.

6. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
Net Investment Income:
Class A	$14,691,925	$28,203,060
Class B	521,437	1,406,632
Class C	1,666,241	2,387,021
Class I	340,598	303,206
Total	$17,220,201	$32,299,919

7. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

28	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2009		YEAR ENDED MARCH 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	9,427,206	$124,881,680	12,517,095	$161,059,633
Shares issued on reinvestment	979,264	13,007,088	1,766,447	22,544,409
Shares repurchased	(4,492,585)	(59,380,131)	(12,863,872)	(162,410,552)
Net increase	5,913,885	$78,508,637	1,419,670	$21,193,490
Class B
Shares sold	157,645	$2,079,329	280,007	$3,587,025
Shares issued on reinvestment	35,688	473,478	90,207	1,152,391
Shares repurchased	(623,640)	(8,241,821)	(1,255,472)	(16,058,000)
Net decrease	(430,307)	$(5,689,014)	(885,258)	$(11,318,584)
Class C
Shares sold	2,560,213	$33,874,258	3,012,393	$38,556,253
Shares issued on reinvestment	97,204	1,290,989	135,103	1,721,093
Shares repurchased	(455,143)	(6,013,614)	(975,951)	(12,262,192)
Net increase	2,202,274	$29,151,633	2,171,545	$28,015,154
Class I
Shares sold	907,992	$12,011,902	596,880	$7,631,423
Shares issued on reinvestment	20,386	271,294	15,298	194,261
Shares repurchased	(82,043)	(1,081,905)	(207,935)	(2,672,651)
Net increase	846,335	$11,201,291	404,243	$5,153,033

8. Capital loss carryforward

As of March 31, 2009, the Fund had a net capital loss carryforward of approximately $12,446,630, of which $12,429,695 expires in 2013 and $16,935 expires in 2014. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an

30	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust,

32	Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report

formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Western Asset New York Municipals Fund 2009 Semi-Annual Report	33

Legg Mason Western Asset New York Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds lnvestor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD03481 11/09 SR09-936

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 27, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	November 27, 2009